Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Goodwill and Other Intangible Assets

 Note 14 | Goodwill and intangible assets

		Intangible Assets
		Customer		Trade
	Goodwill	Relationships [1]	Technology	Names	Other	Total
Useful life range (years)	n/a	5 – 15	2 – 20	3 – 15 ²	1 – 30
Carrying amount – December 31, 2022	12,368	1,229	702	95	271	2,297
Acquisitions (Note 25)	126	30	‐	7	1	38
Additions – internally developed	‐	‐	206	‐	‐	206
Foreign currency translation and other	42	9	49	4	(1)	61
Amortization [3]	‐	(164)	(114)	(8)	(56)	(342)
Impairment	(422)	(43)	‐	‐	‐	(43)
Carrying amount – December 31, 2023	12,114	1,061	843	98	215	2,217
Balance – December 31, 2023 is composed of:
Cost	12,542	2,046	1,263	160	656	4,125
Accumulated amortization and impairment	(428)	(985)	(420)	(62)	(441)	(1,908)
Carrying amount – December 31, 2023	12,114	1,061	843	98	215	2,217
Carrying amount – December 31, 2021	12,220	1,350	595	80	315	2,340
Acquisitions (Note 25)	200	59	‐	22	23	104
Additions – internally developed	‐	‐	216	‐	6	222
Foreign currency translation and other	(52)	(13)	14	1	(1)	1
Disposals	‐	(1)	(1)	‐	‐	(2)
Amortization [3]	‐	(166)	(122)	(8)	(72)	(368)
Carrying amount – December 31, 2022	12,368	1,229	702	95	271	2,297
Balance – December 31, 2022 is composed of:
Cost	12,375	2,001	1,028	150	649	3,828
Accumulated amortization and impairment	(7)	(772)	(326)	(55)	(378)	(1,531)
Carrying amount – December 31, 2022	12,368	1,229	702	95	271	2,297

1  The average remaining amortization period of customer relationships as at December 31, 2023, was approximately 3 years.

2  Certain trade names have indefinite useful lives as there are no regulatory, legal, contractual, cooperative, economic or other factors that limit their useful lives.

3  Amortization of $279 was included in selling expenses during the year ended December 31, 2023 (2022 – $302).

Goodwill Impairment Testing

Goodwill by CGU or Group of CGUs	2023	2022
Retail – North America	6,981	6,898
Retail – International [1]	590	927
Potash	154	154
Nitrogen	4,389	4,389
	12,114	12,368

1 Includes Retail – South America group of CGUs, which had goodwill of nil as at December 31, 2023 (2022 – $348).

In testing for impairment of goodwill, we calculate the recoverable amount for a CGU or groups of CGUs containing goodwill. We used the FVLCD methodology based on after-tax discounted cash flows (five-year projections plus a terminal value with the exception of the Retail – South America group of CGUs, which used a 10-year projection plus a terminal value) and incorporated assumptions an independent market participant would apply, including considerations related to climate-change initiatives. We adjusted discount rates for each CGU or group of CGUs for the risk associated with achieving our forecasts and for the country risk premium in which we expect to generate cash flows. FVLCD is a Level 3 measurement. We use our market capitalization (where applicable) and comparative market multiples to ensure discounted cash flow results are reasonable.

The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and forecasted EBITDA. The key forecast assumptions were based on historical data and our estimates of future results from internal sources considering industry and market information.

In 2023, we revised our forecasted EBITDA for the Retail – South America group of CGUs, which triggered an impairment analysis. Due to the impact of crop input price volatility, more moderate long-term growth assumptions and higher interest rates, we lowered our product margin expectations and deferred certain of our planned strategic investments. As a result, this reduced our forecasted EBITDA and growth. Therefore, we recorded the following impairment:

Retail - South America Group of CGUs	June 30, 2023
Recoverable amount	1,031
Carrying amount before impairment loss	1,496
Impairment recognized relating to:
Goodwill	422
Intangible assets	43

The following table highlights sensitivities to the Retail – South America group of CGUs recoverable amount, which could have resulted in additional impairment against the carrying amount of intangible assets and property, plant and equipment.

		Change in	Decrease to
Key Assumptions as at June 30, 2023	Key Assumption	Key Assumption	Recoverable Amount ($)
Terminal growth rate (%)	6.0	- 1.0 percent	50
Discount rate (%)	16.6	+ 1.0 percent	120
Forecasted EBITDA over forecast period ($)	4,300	- 5.0 percent	100

1  The discount rate used in the previous measurement was 16.0 percent, which was included as part of our Retail – International group of CGUs.

We performed our annual impairment test on goodwill on the remaining CGUs or group of CGUs and did not identify any further impairment; however, the recoverable amount for the Retail – North America group of CGUs did not substantially exceed its carrying amount. The Retail – North America group of CGUs recoverable amount exceeds its carrying amount by $570. Goodwill is more susceptible to impairment risk if there is an increase in the discount rate or a deterioration in business operating results or economic conditions and actual results do not meet our forecasts. A reduction in the terminal growth rate, an increase in the discount rate or a decrease in forecasted EBITDA could cause impairment in the future as shown in the table below.

	Key Assumption	Change Required for Carrying Amount
2023 Annual Impairment Testing	Used in Impairment Model	to Equal Recoverable Amount
Terminal growth rate (%)	2.5	0.4	percent decrease
Discount rate [1] (%)	8.6	0.2	percent increase
Forecasted EBITDA over forecast period ($)	8,040	3.0	percent decrease

1  The discount rate used in the previous measurement was 8.5 percent.

The following table indicates the key assumptions used in testing the remaining groups of CGUs:

	Terminal Growth Rate (%)				Discount Rate (%)
	2023	2022			2023	2022
Retail – International [1]	2.1	2.0	–	6.0	9.0	8.9	–	16.0
Potash	2.5			2.5	7.6			8.3
Nitrogen	2.3			2.0	8.3			9.3

1 The discount rates reflect the country risk premium and size for our international groups of CGUs. The terminal growth rate and discount rate ranges in 2022 included our Retail – South America group of CGUs, which are no longer included in 2023 as goodwill for this group of CGUs is nil.